Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 2.4	€ 2.7	€ 5.8	€ 16.6
Acquisition related costs	€ 0.3	€ 0.2	€ 0.6	€ 0.6